Commitments and Contingencies (Primary Components of Assets Pledged as Collateral for Borrowings and Other Purposes) (Details) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies
Trading securities	1,464,778	1,309,212
Available-for-sale securities	896,521	1,189,954
Held-to-maturity securities	5,721,316	6,977,474
Other securities	278	278
Loans	2,130,765	4,956,728
Real estate	4,103	3,919
Cash	4,000	114,100
Total	10,221,761	14,551,665